Fair value measurement (Details 3) ¥ in Thousands, $ in Thousands			12 Months Ended			24 Months Ended
	Nov. 01, 2019	Sep. 21, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Investment securities
Cumulative effect of changes in accounting principles related to financial instruments				¥ 295,965
Cost Basis				16,071,098	¥ 9,087,935			¥ 18,329,057
Gross Unrealized Gains				3,952,704	1,476,834			5,008,610
Gross Unrealized Losses				(4,122,229)	(513,047)			(1,920,563)
Provision for Decline in Value					(23,909)
Fair Value				15,901,573	10,027,813		$ 3,076,375	21,417,104
Others, net
Investment securities
Impairment of investments			¥ 1,612,139	593,138	59,987
China Unicom
Investment securities
Gross Unrealized Losses				(1,215,227)	¥ (366,032)			(688,141)
Percentage of outstanding ordinary shares subscribed or held					2.40%
Total consideration for the investment					¥ 5,000,000
Vipshop
Investment securities
Gross Unrealized Gains								1,077,422
Gross Unrealized Losses				(2,004,447)	¥ (37,064)
Percentage of outstanding ordinary shares subscribed or held					5.50%
Total consideration for the investment					¥ 2,794,547	¥ 1,121,792
Farfetch
Investment securities
Gross Unrealized Gains				2,250,113				159,589
Total consideration for the investment		¥ 186,155			2,713,285
ESR cayman limited
Investment securities
Gross Unrealized Gains								1,777,252
Total consideration for the investment				1,952,325
Percentage of disposal	3.40%
Significant Other Observable Inputs (Level 2)
Investment securities
Unsecured senior notes				6,382,604	6,527,960			7,195,427
Significant Unobservable Inputs (Level 3) | Nonrecurring basis | Others, net
Investment securities
Impairment of investments			¥ 1,612,139	593,138	59,987
Time deposits | Significant Other Observable Inputs (Level 2)
Investment securities
Time deposits				12,050,507	¥ 5,081,748			¥ 11,189,560
Accumulated other comprehensive income/(loss)
Investment securities
Cumulative effect of changes in accounting principles related to financial instruments				(1,156,642)
Accumulated deficit
Investment securities
Cumulative effect of changes in accounting principles related to financial instruments				1,452,607
ASU 2016-01 | Adjustments | Accumulated other comprehensive income/(loss)
Investment securities
Cumulative effect of changes in accounting principles related to financial instruments				(1,156,642)
ASU 2016-01 | Adjustments | Accumulated deficit
Investment securities
Cumulative effect of changes in accounting principles related to financial instruments				¥ 1,156,642